5. Accounts Receivable	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
5. Accounts Receivable

Accounts receivable – trade consists of receivables from both our wholesale trading and retail segments. Wholesale trading receivables represent net settlement amounts due from a market operator or an exchange while those from retail include amounts resulting from sales to end-use customers.

	December 31,	December 31,
	2014	2013
Wholesale trading	$515,999	$168,953
Retail energy services - billed	1,158,019	944,100
Retail energy services - unbilled	720,228	202,156
Accounts receivable - trade	$2,394,246	$1,315,209

As of December 31, 2014, there were two individual accounts with receivable balances greater than 10%. One in the wholesale segment, representing 21% of the balance at year end, and one in the retail energy services segment, representing 44% of the balance at year end.

As of December 31, 2013, there were two individual accounts in the Company’s retail energy services segment with receivable balances greater than 10% that aggregated 87% of total consolidated accounts receivable. The Company believes that any risk associated with these concentrations would be minimal, if any.